UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

KraneShares Trust

(Exact name of registrant as specified in charter)

________

1350 Avenue of the Americas

2nd Floor

New York, New York, 10019

(Address of principal executive offices) (Zip code)

Jonathan Krane

KraneShares Trust

1350 Avenue of the Americas

2nd Floor

New York, New York, 10019

(Name and address of agent for service)

Copy to:

Christopher D. Menconi

Bingham McCutchen LLP

2020 K Street NW

Washington, DC 20006

Registrant’s telephone number, including area code: (855) 857-2638

Date of fiscal year end: April 30, 2014

Date of reporting period: September 30, 2013

Item 1. Reports to Stockholders.

KraneShares Trust

KraneShares CSI China Five Year Plan ETF
KraneShares CSI China Internet ETF

Semi-Annual Report

September 30, 2013

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that KraneShares Funds use to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-855-8KRANE8; and (ii) on the Commission’s website at http://www.sec.gov.

Schedule of Investments (unaudited)	September 30, 2013
KraneShares CSI China Five Year Plan ETF

†	Percentages are based on total investments. More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

	Shares	Value
COMMON STOCK — 99.8%
CHINA — 74.6%
Consumer Discretionary — 9.7%
Ajisen China Holdings	10,000	$10,032
Anta Sports Products	14,000	18,035
Baoxin Auto Group	10,000	9,310
Bosideng International Holdings	48,000	11,574
Byd, Cl H	8,000	35,692
China Dongxiang Group	50,000	7,801
Ctrip.com International*	1,998	116,743
Dongfeng Motor Group, Cl H	44,000	66,836
E-Commerce China Dangdang ADR, Cl A*	1,232	12,911
Golden Eagle Retail Group	12,000	18,723
Great Wall Motor, Cl H	16,000	86,755
Hisense Kelon Electrical Holdings, Cl A*	4,000	2,930
Home Inns & Hotels Management ADR*	352	11,686
Kandi Technologies Group*	450	3,501
Li Ning	11,000	8,652
New Oriental Education & Technology Group ADR	2,440	60,756
Parkson Retail Group	21,000	8,828
Shenzhou International Group Holdings	8,000	25,944
SinoMedia Holding	8,000	6,953
Vipshop Holdings ADR*	498	28,287
Weiqiao Textile, Cl H	6,000	3,520
Zhongsheng Group Holdings	10,000	15,757
		571,226
Consumer Staples — 7.7%
China Yurun Food Group	22,000	14,156
Labixiaoxin Snacks Group	6,000	3,071

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2013
KraneShares CSI China Five Year Plan ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Prince Frog International Holdings	8,000	$5,591
Sun Art Retail Group	43,000	61,657
Tingyi Cayman Islands Holding	36,000	95,395
Tsingtao Brewery, Cl H	8,000	60,863
Uni-President China Holdings	16,000	15,948
Want Want China Holdings	124,000	188,355
Yashili International Holdings(A)	16,000	7,015
		452,051
Health Care — 4.0%
China Shineway Pharmaceutical Group	6,000	8,711
Guangzhou Baiyunshan Pharmaceutical Holdings	4,000	17,511
Mindray Medical International ADR	1,380	53,668
Shandong Weigao Group Medical Polymer, Cl H	32,000	31,401
Shanghai Fosun Pharmaceutical Group, Cl H	5,000	8,704
Shanghai Pharmaceuticals Holding, Cl H	7,800	14,986
Sihuan Pharmaceutical Holdings Group	32,000	21,952
Sinopharm Group, Cl H	14,400	36,134
Tong Ren Tang Technologies, Cl H	4,000	12,895
WuXi PharmaTech Cayman ADR*	1,066	29,208
		235,170
Industrials — 7.7%
51job ADR*	172	12,353
Air China, Cl H	36,000	24,371
AviChina Industry & Technology, Cl H	32,000	16,340
Beijing Capital International Airport, Cl H	24,000	15,721
China Communications Construction, Cl H	66,000	52,084
China COSCO Holdings, Cl H	38,000	18,816
China Eastern Airlines, Cl H*	32,000	10,481
China Lesso Group Holdings	18,000	11,118
China National Materials	18,000	3,830
China Railway Construction, Cl H	30,000	31,721
China Railway Group, Cl H	62,000	33,898
China Rongsheng Heavy Industries Group Holdings	53,000	6,219
China Shipping Container Lines, Cl H*	58,000	15,182
China Shipping Development, Cl H	20,000	10,548
China Southern Airlines, Cl H	28,000	10,434
CSR	30,000	20,928
Dongfang Electric, Cl H	4,800	6,994
First Tractor, Cl H	4,000	2,481
Haitian International Holdings	10,000	22,978
Harbin Electric, Cl H	12,000	7,396
Jiangsu Expressway, Cl H	20,000	23,597

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2013
KraneShares CSI China Five Year Plan ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Metallurgical Corp of China, Cl H*	44,000	$8,567
Sany Heavy Equipment International Holdings	14,000	4,260
Shanghai Electric Group, Cl H	44,000	15,659
Weichai Power, Cl H	8,000	31,257
Zhejiang Expressway, Cl H	20,000	18,414
Zhuzhou CSR Times Electric, Cl H	4,000	12,998
		448,645
Information Technology — 38.2%
21Vianet Group ADR*	700	11,543
AAC Technologies Holdings	11,000	49,999
Baidu ADR*	5,374	833,937
Hollysys Automation Technologies*	582	8,701
Kingsoft	14,000	33,217
NetEase	1,168	84,809
Perfect World ADR	726	14,447
Qihoo 360 Technology ADR*	1,276	106,163
Renren ADR*	2,986	10,063
Semiconductor Manufacturing International*	362,000	24,273
SINA*	1,008	81,819
Sohu.com*	458	36,104
Spreadtrum Communications ADR	732	22,297
Tencent Holdings	16,200	849,779
Trina Solar ADR*	1,244	19,232
Youku Tudou ADR*	2,012	55,129
		2,241,512
Materials — 4.5%
Aluminum Corp of China, Cl H*	60,000	22,282
Angang Steel, Cl H	16,000	9,491
Anhui Conch Cement, Cl H	19,000	61,004
BBMG, Cl H	16,000	10,708
China BlueChemical	28,000	16,500
China Lumena New Materials	60,000	11,682
China Molybdenum, Cl H	20,000	7,788
China National Building Material, Cl H	44,000	42,269
China Shanshui Cement Group	30,000	11,566
Dongyue Group	20,000	9,723
Jiangxi Copper, Cl H	22,000	43,233
Maanshan Iron & Steel, Cl H	28,000	6,860
Yingde Gases Group	14,000	13,684
		266,790

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2013
KraneShares CSI China Five Year Plan ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 2.8%
China Datang Renewable Power, Cl H	22,000	$4,170
China Longyuan Power Group, Cl H	40,000	41,573
Datang International Power Generation, Cl H	52,000	22,932
ENN Energy Holdings	12,000	66,691
Huadian Fuxin Energy, Cl H	28,000	8,232
Huaneng Renewables, Cl H	36,000	12,719
Tianjin Jinran Public Utilities, Cl H	20,000	5,519
		161,836
TOTAL CHINA		4,377,230
HONG KONG — 25.2%
Consumer Discretionary — 7.1%
Belle International Holdings	78,000	113,251
Brilliance China Automotive Holdings*	44,000	66,041
China ZhengTong Auto Services Holdings*	12,000	7,505
Daphne International Holdings	12,000	7,319
Geely Automobile Holdings	80,000	41,160
GOME Electrical Appliances Holding	138,000	17,616
Goodbaby International Holdings	10,000	5,029
Guangzhou Automobile Group, Cl H	32,000	34,702
Haier Electronics Group	16,000	30,988
Hengdeli Holdings	32,000	7,675
Minth Group	8,000	15,948
PCD Stores Group(A)	40,000	6,189
Ports Design	4,000	2,816
Skyworth Digital Holdings	28,000	13,359
TCL Multimedia Technology Holdings	8,000	3,807
Tonly Electronics Holdings*	800	516
Trinity	16,000	5,385
VODone	48,000	3,590
Xinyi Glass Holdings	36,000	33,145
		416,041
Consumer Staples — 6.3%
Biostime International Holdings	2,000	15,125
China Agri-Industries Holdings	40,000	18,878
China Foods	12,000	4,317
China Mengniu Dairy	22,000	98,580
China Modern Dairy Holdings*	30,000	11,721
China Resources Enterprise	20,000	63,571
Hengan International Group	12,000	140,346
NVC Lighting Holdings	24,000	5,973

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2013
KraneShares CSI China Five Year Plan ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Vinda International Holdings	10,000	$14,132
		372,643
Health Care — 1.0%
China Medical System Holdings	18,000	15,389
CSPC Pharmaceutical Group	16,000	8,541
Sino Biopharmaceutical	48,000	32,495
		56,425
Industrials — 6.3%
Beijing Enterprises Holdings	8,000	57,768
China Everbright International	36,000	31,798
China High Speed Transmission Equipment Group	14,000	5,957
China International Marine Containers Group, Cl H	10,800	19,358
China Machinery Engineering, Cl H	14,000	8,322
China Merchants Holdings International	20,000	72,726
China Singyes Solar Technologies Holdings	8,000	8,903
China State Construction International Holdings	28,000	45,059
CIMC Enric Holdings	8,000	10,728
CITIC Pacific	28,000	36,322
Lonking Holdings	46,000	9,609
Shanghai Industrial Holdings	8,000	26,511
Shenzhen International Holdings	150,000	17,988
Zoomlion Heavy Industry Science and Technology	21,600	18,717
		369,766
Information Technology — 0.8%
Comtec Solar Systems Group	8,000	1,929
GCL-Poly Energy Holdings	112,000	32,350
Sunny Optical Technology Group	10,000	10,432
		44,711
Materials — 1.5%
China Resources Cement Holdings	32,000	21,251
Huabao International Holdings	34,000	14,292
Lee & Man Paper Manufacturing	28,000	16,392
MMG*	24,000	5,385
Nine Dragons Paper Holdings	28,000	19,749
Sinofert Holdings	32,000	5,323
West China Cement	44,000	6,638
		89,030
Utilities — 2.2%
Beijing Jingneng Clean Energy, Cl H	16,000	6,045
China Gas Holdings	44,000	47,942
China Oil & Gas Group	80,000	11,347

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2013
KraneShares CSI China Five Year Plan ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
China Resources Gas Group	12,000	$30,700
Guangdong Investment	36,000	30,916
		126,950
TOTAL HONG KONG		1,475,566
TOTAL COMMON STOCK (Cost $4,997,096)		5,852,796

TIME DEPOSITS — 0.1%
Brown Brothers Harriman
0.030%, 10/01/13 USD	$2,079	2,079
0.005%, 10/01/13 HKD	16,701	2,153
TOTAL TIME DEPOSITS (Cost $4,232)		4,232
TOTAL INVESTMENTS — 99.9% (Cost $5,001,328)		$5,857,028

Percentages are based on Net Assets of $5,862,357

*	Non-income producing security.
(A)	Security fair valued using method determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of September 30, 2013 was $13,204 and represented 0.23% of Net Assets.
ADR	American Depositary Receipt
Cl	Class
HKD	Hong Kong Dollar
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2013
KraneShares CSI China Five Year Plan ETF

The following is a list of the inputs used as of September 30, 2013, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3*	Total
Investments in Securities
Common Stock
China
Consumer Discretionary	$571,226	$—	$—	$571,226
Consumer Staples	445,036	—	7,015	452,051
Health Care	235,170	—	—	235,170
Industrials	448,645	—	—	448,645
Information Technology	2,241,512	—	—	2,241,512
Materials	266,790	—	—	266,790
Utilities	161,836	—	—	161,836
Hong Kong
Consumer Discretionary	409,852	—	6,189	416,041
Consumer Staples	372,643	—	—	372,643
Health Care	56,425	—	—	56,425
Industrials	369,766	—	—	369,766
Information Technology	44,711	—	—	44,711
Materials	89,030	—	—	89,030
Utilities	126,950	—	—	126,950
Total Common Stock	5,839,592	—	—	5,852,796
Time Deposits	4,232	—	—	4,232
Total Investments in Securities	$5,843,824	$—	$13,204	$5,857,028

*	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

For the period ended September 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2013
KraneShares CSI China Internet ETF

†	Percentages are based on total investments. More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

	Shares	Value
COMMON STOCK — 100.0%
CHINA — 96.1%
Consumer Discretionary — 15.7%
Ctrip.com International*	4,049	$236,583
E-Commerce China Dangdang ADR, Cl A*	10,246	107,378
eLong ADR*	881	15,488
Vipshop Holdings ADR*	2,035	115,588
		475,037
Industrials — 3.6%
51job ADR*	1,495	107,371
Information Technology — 76.8%
21Vianet Group ADR*	5,943	98,000
AutoNavi Holdings ADR*	6,285	93,709
Baidu ADR*	1,780	276,220
Changyou.com ADR*	1,360	48,307
Giant Interactive Group ADR	12,694	115,769
Kingsoft	48,228	114,427
KongZhong ADR*	3,730	48,863
NetEase*	2,434	176,733
Perfect World ADR	5,793	115,281
Qihoo 360 Technology ADR*	2,710	225,472
Renren ADR*	24,285	81,841
Shanda Games ADR*	10,405	40,684
SINA*	1,479	120,050
Sohu.com*	1,636	128,966
SouFun Holdings ADR	2,363	122,025
Tencent Holdings	5,598	293,646
Youku Tudou ADR*	4,371	119,765
YY ADR*	2,092	97,864
		2,317,622
TOTAL CHINA		2,900,030

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2013
KraneShares CSI China Internet ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
HONG KONG — 3.9%
Consumer Discretionary — 1.0%
VODone	414,749	$31,018
Information Technology — 2.9%
NetDragon Websoft	32,066	86,831
TOTAL HONG KONG		117,849
TOTAL COMMON STOCK (Cost $2,537,412)		3,017,879
TIME DEPOSITS — 0.0%
Brown Brothers Harriman 0.030%, 10/01/13 USD	$824	824
TOTAL TIME DEPOSITS (Cost $824)		824
TOTAL INVESTMENTS — 100.0% (Cost $2,538,236)		$3,018,703

Percentages are based on Net Assets of $3,017,573

*	Non-income producing security.
ADR	American Depositary Receipt
Cl	Class
USD	U.S. Dollar

As of September 30, 2013, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended September 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (unaudited)
September 30, 2013

	KraneShares CSI China Five Year Plan ETF	KraneShares CSI China Internet ETF
Assets:
Cost of Investments	$5,001,328	$2,538,236
Cost of Foreign Currency/(Overdraft of Foreign Currency)	(387)	722
Investments at Value	$5,857,028	$3,018,703
Cash	92	50
Foreign Currency at Value	—	722
Dividend and Interest Receivable	8,822	—
Receivable for Investment Securities Sold	—	183,671
Total Assets	5,865,942	3,203,146
Liabilities:
Payable for Investment Securities Purchased	—	183,976
Payable to Custodian	387	—
Payable Due to Investment Adviser	3,198	1,597
Total Liabilities	3,585	185,573
Net Assets	$5,862,357	$3,017,573
Net Assets Consist of:
Paid-in Capital	$5,000,000	$2,500,000
Undistributed Net Investment Income/(Accumulated Net Investment Loss)	6,631	(2,288)
Accumulated Net Realized Gain on Investments and Foreign Currency Translations	27	39,393
Net Unrealized Appreciation on Investments	855,700	480,467
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	(1)	1
Net Assets	$5,862,357	$3,017,573
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	100,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$58.62	$30.18

The accompanying notes are an integral part of the financial statements.

Statements of Operations (unaudited)
For the period ended September 30, 2013

	KraneShares CSI China Five Year Plan ETF(1)	KraneShares CSI China Internet ETF(2)
Investment Income:
Dividend Income	$14,200	$722
Less: Foreign Taxes Withheld	(459)	—
Total Investment Income	13,741	722
Management Fees	7,110	3,010
Total Expenses	7,110	3,010
Net Investment Income (Loss)	6,631	(2,288)
Net Realized Gain (Loss) on:
Investments	27	39,993
Foreign Currency Transactions	—	(600)
Net Realized Gain on Investments and Foreign Currency Transactions	27	39,393
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	855,700	480,467
Foreign Currency Transactions	(1)	1
Net Change in Unrealized Appreciation on Investments and Foreign Currency Transactions	855,699	480,468
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	855,726	519,861
Net Increase in Net Assets Resulting from Operations	$862,357	$517,573

(1)	Commenced operations on July 22, 2013.
(2)	Commenced operations on July 31, 2013.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (unaudited)
For the period ended September 30, 2013

	KraneShares CSI China Five Year Plan ETF(1)	KraneShares CSI China Internet ETF(2)
Operations:
Net Investment Income (Loss)	$6,631	$(2,288)
Net Realized Gain on Investments and Foreign Currency Transactions	27	39,393
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	855,699	480,468
Net Increase in Net Assets Resulting from Operations	862,357	517,573
Capital Share Transactions:
Issued In-Kind	5,000,000	2,500,000
Increase in Net Assets from Capital Share Transactions	5,000,000	2,500,000
Total Increase in Net Assets	5,862,357	3,017,573
Net Assets:
Beginning of Period	—	—
End of Period	$5,862,357	$3,017,573
Undistributed Net Investment Income/(Accumulated Net Investment Loss)	$6,631	$(2,288)
Share Transactions:
Issued In-Kind	100,000	100,000
Net Increase in Shares Outstanding from Share Transactions	100,000	100,000

(1)	Commenced operations on July 22, 2013.
(2)	Commenced operations on July 31, 2013.

The accompanying notes are an integral part of the financial statements.

Financial Highlights (unaudited)

Selected Per Share Data & Ratios
For the period ended September 30, 2013
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover (%)
KraneShares CSI China Five Year Plan ETF
2013(1)	50.00	0.07	8.55	8.62	—	—	—	58.62	17.24	5,862	0.68†	0.62†	—††
KraneShares CSI China Internet ETF
2013(2)	25.00	(0.02)	5.20	5.18	—	—	—	30.18	20.72	3,018	0.68†	(0.49)†	7††

(1)	Commenced operations on July 22, 2013.
(2)	Commenced operations on July 31, 2013.
*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)
September 30, 2013

1. ORGANIZATION

KraneShares Trust (the “Trust”) is a Delaware Statutory Trust formed on February 3, 2012. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of September 30, 2013, the Trust had five portfolios (two of which were operational). The financial statements herein and the related notes pertain to the KraneShares CSI China Five Year Plan ETF and KraneShares CSI China Internet ETF (each a “Fund” and collectively, the “Funds”). Each Fund is non-diversified. Krane Fund Advisors, LLC (the “Adviser”), a Delaware limited liability company, serves as the investment adviser for the Fund and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Fund, the Fund’s business affairs and other administrative matters.

Shares of the Fund will be listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units.” Creation Units will be issued and redeemed principally in-kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value

Notes to Financial Statements (unaudited)
September 30, 2013

2. SIGNIFICANT ACCOUNTING POLICIES  – (continued)

Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee.

As of September 30, 2013, the total market value of securities in the KraneShares CSI China Five Year Plan ETF, valued in accordance with Fair Value Procedures, was $13,204 or 0.23% of net assets. As of September 30, 2013, the KraneShares CSI China Internet ETF had no fair valued securities.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date.

Level 2 — Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost).

Level 3 — Significant unobservable inputs (including the Funds own assumptions in determining the fair value of investments, fair value of investments for which the Funds’ do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Notes to Financial Statements (unaudited)
September 30, 2013

2. SIGNIFICANT ACCOUNTING POLICIES  – (continued)

For the period ended September 30, 2013, there have been no significant changes to the Funds’ fair valuation methodologies.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended September 30, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

FOREIGN CURRENCY TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income semi-annually. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

CREATION UNITS — The Funds issue and redeem shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares (each block of Shares for a Fund is called a “Creation Unit” or

Notes to Financial Statements (unaudited)
September 30, 2013

2. SIGNIFICANT ACCOUNTING POLICIES  – (continued)

multiples thereof). Prior to September 18, 2013, Purchasers of Creation Units (“Authorized Participants”) at NAV paid a standard creation transaction fee of $1,500 per transaction. The fee charged was the same regardless of the number of Creation Units purchased by an investor on the same day. Prior to September 18, 2013, an Authorized Participant who held Creation Units and wished to redeem at NAV would also pay a standard Redemption Fee of $1,500 per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day. As of September 18, 2013, the maximum creation and redemption fees for the KraneShares CSI China Five Year Plan ETF and the KraneShares CSI China Internet ETF were changed to $8,000 and $1,000, respectively. These fees are subject to adjustment from time to time by the Adviser.

Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Transaction Fee	Value	Redemption Fee
KraneShares CSI China Five Year Plan ETF(1)	100,000	$1,500	$5,000,000	$—
KraneShares CSI China Internet ETF(2)	100,000	1,500	2,500,000	—

(1)	Commenced operations on July 22, 2013.
(2)	Commenced operations on July 31, 2013.

Organizational Expenses

All organizational and offering expenses of the Trust will be borne by the Adviser and will not be subject to future recoupment. As a result, organizational and offering expenses are not reflected in the statement of assets and liabilities.

Concentration of Credit Risk

Cash at September 30, 2013, is on deposit at Brown Brothers Harriman in a non-interest bearing account.

Notes to Financial Statements (unaudited)
September 30, 2013

3. RELATED PARTY TRANSACTIONS

Investment Advisory Agreement

The Adviser is responsible for the day-to-day management of each Fund, and continuously reviews, supervises, and administers the Fund’s investment program. The Board of Trustees of the Trust supervises the Adviser and establishes policies that the Adviser must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Adviser, the Funds pay the Adviser a fee, which is calculated daily and paid monthly, at the following annual rates, based on a percentage of the average daily net assets of each Fund:

Management Fee
KraneShares CSI China Five Year Plan ETF	0.68%
KraneShares CSI China Internet ETF	0.68%

The Adviser bears all of its own costs associated with providing these advisory services. As part of its agreement with the Trust, the Adviser has contractually agreed to pay all operating expenses of the Funds, including the cost of index licensing fees, transfer agency, custody, fund administration, legal, audit and other services, except interest expense, taxes, Acquired Fund Fees and Expenses, if any, brokerage commissions and other expenses connected with execution of portfolio transactions, expenses of the Independent Trustees (including any Trustees’ counsel fees), extraordinary expenses, distribution fees and any expenses paid by the Trust under the distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act and the advisory fee payable to the Adviser.

Sub-Advisory Agreement

Index Management Solutions, LLC serves as the investment sub-adviser to the Funds (the “Sub-Adviser”). The Sub-Adviser is responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Underlying Index, subject to the supervision of the Adviser and the Board of Trustees. For the services it provides to the Funds, the Adviser pays the Sub-Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.05% on each Fund’s daily average net assets up to $50 million; 0.04% on each Fund’s daily average net assets on the next $50 million; and 0.03% on each Fund’s daily average net assets in excess of $100 million.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company and an affiliate of the administrator, serves as the Funds’ distributor of Creation Units pursuant to a distribution agreement. The Distributor does not maintain any secondary market in Fund shares.

The Trust has adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the first twelve months of operations, no fees will be charged by the Distributor under the Plan and the Plan will only be implemented with the approval of the Board of Trustees.

Notes to Financial Statements (unaudited)
September 30, 2013

3. RELATED PARTY TRANSACTIONS  – (continued)

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an administration agreement. Brown Brothers Harriman & Co. serves as the Funds’ Custodian and Transfer Agent pursuant to a Custodian and Transfer Agent Agreement.

4. INVESTMENT TRANSACTIONS

For the period ended September 30, 2013, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
KraneShares CSI China Five Year Plan ETF(1)	$11,464	$1,517
KraneShares CSI China Internet ETF(2)	183,978	206,338

(1)	Commenced operations on July 22, 2013.
(2)	Commenced operations on July 31, 2013.

During the period ended September 30, 2013, there were no purchases or sales of long-term U.S. Government securities for the Funds.

For the period ended September 30, 2013, in-kind transactions associated with creations and redemptions were:

Purchases
KraneShares CSI China Five Year Plan ETF(1)	$4,987,122
KraneShares CSI China Internet ETF(2)	2,520,378

(1)	Commenced operations on July 22, 2013.
(2)	Commenced operations on July 31, 2013.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be used prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, preenactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. As of September 30, 2013, there were no losses carried forward under these new provisions.

Notes to Financial Statements (unaudited)
September 30, 2013

5. TAX INFORMATION  – (continued)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at September 30, 2013 were as follows:

KraneShares Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
KraneShares CSI China Five Year Plan ETF	$4,997,096	$886,333	$(30,633)	$855,700
KraneShares CSI China Internet ETF	2,537,412	495,112	(14,645)	480,467

6. CONCENTRATION OF RISKS

As with all exchange traded funds (“ETFs”), a shareholder of Funds are subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect a Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Geographic Concentration in China and Hong Kong

Because the Funds concentrate their investments in securities issued in China and Hong Kong, each Fund’s performance is expected to be closely tied to social, political, and economic conditions within China and Hong Kong and to be more volatile than the performance of more geographically diversified funds. These and other factors could have a negative impact on the Funds’ performance and increase the volatility of an investment in the Funds.

Market Risk

The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Funds NAV and market price may fluctuate significantly in response to such factors. As a result, an investor could lose money over short or long periods of time.

Non-Diversification Risk

The Funds are considered to be non-diversified, which means that they may invest more of their assets in the securities of a single issuer or a smaller number of issuers than if they were a diversified fund. To the extent a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

7. OTHER

At September 30, 2013, the records of the Trust reflected that 100% of each Fund’s total Shares outstanding were each held by one Authorized Participant, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NYSE Arca, Inc. and have been purchased and sold by persons other than Authorized Participants. Each Authorized Participant has entered into an agreement with the Funds’ Distributor.

Notes to Financial Statements (unaudited)
September 30, 2013

8. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

9. RECENT ACCOUNTING PRONOUNCEMENT

In June 2013, the Financial Accounting Standards Board issued an update (“ASU 2013-08”) to ASC Topic 946, Financial Services — Investment Companies (“Topic 946”). ASU 2013-08 amends the guidance in Topic 946 for determining whether an entity qualifies as an investment company and requires certain additional disclosures. ASU 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. Management is currently evaluating the impact, if any, of ASU 2013-08 on the Funds’ financial statements.

10. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

Approval of Advisory Agreements & Board Considerations (unaudited)
September 30, 2013

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of, as well as the continuation of, each KraneShares Fund’s investment advisory agreement(s) be specifically approved by: (i) the vote of the KraneShares Trust (the “Trust”) Board of Trustees (the “Board”) or by a vote of the shareholders of the Fund; and (ii) the vote of a majority of the Trustees who are not parties to the investment advisory agreement(s) or “interested persons” (as defined under the 1940 Act) of any party to the investment advisory agreement(s) (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and Krane Funds Advisors, LLC (the “Adviser”) and any sub-adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreements. In addition, the 1940 Act requires the Trust to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of the Trust’s investment advisory contracts.

At an in-person meeting held on November 8, 2012 (the “Meeting”), the Board considered various proposals related to the investment advisory arrangements for several new series of the Trust, including a proposal to approve the Investment Advisory Agreement (the “Agreement”) between the Trust and the Adviser and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Agreement, the “Agreements”) between the Adviser and Index Management Solutions, LLC (the “Sub-Adviser”) with respect to the KraneShares CSI Five Year Plan ETF and the KraneShares CSI China Internet ETF (each, a “Fund” and together, the “Funds”). At the Meeting, the Board, including a majority of the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the 1940 Act, approved for an initial two-year period the proposed Agreements with respect to the Funds, each of which commenced operations during the period covered by this Report. The Adviser and the Sub-Adviser are sometimes referred to herein as the “Advisers.”

In considering the Agreements, the Board reviewed a variety of information provided by the Advisers relating to the Funds, the Agreements and the Advisers, including comparative performance, fee and expense information and information regarding the nature, extent and quality of services to be provided by the Advisers under their respective Agreements. The materials provided to the Board included, among other items: (i) information on each Fund’s advisory fee, which is structured as a unitary fee, and other expenses, including information comparing the Funds’ proposed fees and expenses to those of comparable funds; (ii) information about the expected profitability of the Agreements to the Advisers; and (iii) a memorandum from legal counsel to the Trust on the responsibilities of the Trustees in considering the approval of investment advisory arrangements, including investment sub-advisory arrangements, under the 1940 Act.

The Board of Trustees, including the Independent Trustees, also considered other matters such as (i) the Advisers’ financial condition; (ii) the Sub-Adviser’s experience in providing advisory services to comparable funds, i.e., equity index ETFs; (iii) the Funds’ investment objective and strategies; (iv) the Advisers’ investment personnel and operations; (v) the use, if any, of “soft” commission dollars to pay for research and other similar services; (vi) the resources devoted to compliance, generally, and monitoring with regard to the Funds’ investment policies and restrictions; and (vii) any “fall-out” benefits to the Advisers and their affiliates (i.e., ancillary benefits realized by the Advisers and their affiliates from the Advisers’ relationship with the Trust). Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from the Advisers, and the Independent Trustees met separately, with Trust counsel, to consider the Agreements.

Approval of Advisory Agreements & Board Considerations (unaudited)
September 30, 2013

In considering whether to approve the Agreements, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included the factors listed below.

The nature, extent and quality of the services to be provided to the Funds under the Agreements.  The Trustees considered the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser to each Fund and the resources dedicated to the Funds by the Advisers. The Board considered, among other things, the Advisers’ anticipated responsibilities for managing the investment operations of the Funds, in accordance with each Fund’s investment objective and policies, and applicable legal and regulatory requirements. The Board acknowledged that the Adviser is a newly formed investment adviser with no prior ETF management experience, but recognized the knowledge and experience of the Adviser’s senior management with respect to China’s securities markets and ETFs, generally. The Board also considered the Sub-Adviser’s investment experience in managing ETFs. The Board considered the Adviser’s role in coordinating the activities of the Trust’s other service providers. After reviewing these and related factors, the Board concluded that the nature, extent and quality of the services to be provided were extensive in nature and of high quality and supported the approval of the Agreements.

Performance of the Advisers.  The Board noted that the Funds are new and therefore have no historical performance for the Board to review. As a result, the Board concluded that historical investment performance was not a material factor in the approval of the Agreements for the Funds. However, following the Funds commencement of operations, the Board will evaluate the Funds’ performance in comparison to that of their respective underlying indices.

The costs of the services to be provided and profits expected to be realized by the Advisers and their affiliates from their relationships with the Funds.  The Trustees considered the unitary fee proposed to be charged to the Funds for advisory services as well as the expected total expenses of the Funds. This information included comparisons of the Funds’ unitary fee and expected total expenses to those of other comparable funds. In evaluating the Funds’ advisory fees, the Trustees took into account that the Adviser would be paying all of the Funds’ operating expenses from its advisory fee except for certain excluded expenses. The Trustees further considered that the sub-advisory fees for the Funds would be paid not by the Funds, but rather by the Adviser out of its advisory fee.

With regard to profitability, the Trustees considered all compensation that would flow, directly or indirectly, to the Advisers and their affiliates, if any, from their relationship with the Funds, including any benefits derived or to be derived by the Advisers, such as soft dollar arrangements, as well as the cost of services to be provided to the Funds. The Trustees considered whether the varied levels of compensation and the estimated profitability under the Agreements were reasonable and justified in light of the quality of all services to be rendered to the New Funds by the Advisers. When considering the profitability of the Sub-Adviser with respect to the sub-advisory services it anticipates providing to the Funds, the Board took into account the fact that the Sub-Adviser is compensated by the Adviser, and not by the Funds directly, and such compensation with respect to the Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and the Adviser Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of the Advisers is reasonable in relation to the quality of the respective services to be provided to the Funds and supported the approval of the Agreements.

Approval of Advisory Agreements & Board Considerations (unaudited)
September 30, 2013

Economies of Scale.  The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies would be shared with the Fund through breakpoints in their investment advisory fee or other means, such as expense waivers or limitations. The Trustees noted that the Investment Advisory Agreement does not provide for breakpoints in each Fund’s advisory fee rates as assets of a Fund increase. The Board took into account the costs of the services to be provided and the estimated profitability to the Adviser and its affiliates of their relationship with the Fund, as discussed above. The Board also considered the potential effect of the Funds’ growth and size on fees, noting that if the Funds’ assets increase over time, the Funds may realize economies of scale if assets increase proportionally more than some expenses. The Trustees noted that they intend to continue to monitor fees as each Fund grows in size and assess whether fee breakpoints may be warranted in the future. After reviewing these and related factors, the Board concluded that the advisory and sub-advisory fee structures were reasonable particularly in view of the fact that the Adviser will pay all of the Funds’ operating expenses under the unitary fee structure, and supported the approval of the Agreements.

The Trustees also considered other factors, which included but were not limited to, the compliance-related resources of the Advisers and potential other benefits to the Advisers, such as the benefits of research made available to the Advisers by reason of brokerage commissions generated by the Funds’ securities transactions or reputational and other indirect benefits. The Trustees considered the possible conflicts of interest associated with these other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, none of which was dispositive in itself and may have been weighed differently by each Trustee, and assisted by the advice of legal counsel, the Trustees, including a majority of the Independent Trustees, concluded that approval of the Agreements would be in the best interests of the Funds and their shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements for an initial two-year period. The Board’s conclusions with respect to the Agreements were as follows: (a) the nature and extent of the services expected to be provided by the Advisers with respect to the Funds were appropriate; (b) the Advisers’ fee for each Fund and the unitary fee, considered in relation to services expected to be provided, were fair and reasonable; (c) any additional benefits to the Advisers were not of a sufficient magnitude to affect the Board’s conclusions; and (d) the Board would consider the Advisers’ ability to share any economies of scale with respect to their management of the Funds after the Funds have been in operation for a reasonable period of time.

Disclosure of Fund Expenses (unaudited)

All Exchange Traded Funds (“ETF’s”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return.  This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return.  This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE:  Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Disclosure of Fund Expenses (unaudited)

	Beginning Account Value 7/22/2013	Ending Account Value 9/30/2013	Annualized Expense Ratios	Expenses Paid During Period
KraneShares CSI China Five Year Plan ETF
Actual Fund Return	$1,000.00	$1,172.40	0.68%	$1.44	(1)
Hypothetical 5% Return	$1,000.00	$1,008.40	0.68%	$3.42	(2)

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 71/365 (to reflect the actual time the Fund was operational from 07/22/13 – 09/30/13).
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 183/365 (to reflect the one-half year period).

	Beginning Account Value 7/31/2013	Ending Account Value 9/30/2013	Annualized Expense Ratios	Expenses Paid During Period(1)
KraneShares CSI China Internet ETF
Actual Fund Return	$1,000.00	$1,207.20	0.68%	$1.27	(1)
Hypothetical 5% Return	$1,000.00	$1,007.34	0.68%	$3.42	(2)

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 62/365 (to reflect the actual time the Fund was operational from 07/31/13 – 09/30/13).
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 183/365 (to reflect the one-half year period).

Supplemental Information (unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of their holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at kraneshares.com.

Notes

KraneShares Trust:
1350 Avenue of the Americas, 2nd Floor
New York, New York 10019
1-855-857-2638
http://kraneshares.com

Investment Adviser:
Krane Funds Advisors, LLC
1350 Avenue of the Americas, 2nd Floor
New York, New York 10019

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

This information must be preceded or accompanied by a current prospectus for the Funds described.

KRS-SA-001-0100

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	KraneShares Trust

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane, Trustee and Principal Executive Officer

Date: December 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane, Trustee and Principal Executive Officer

Date: December 6, 2013

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane, Principal Financial Officer

Date: December 6, 2013